LEASE (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023
Notes and other explanatory information [abstract]
2024	$ 79
2025	81
2026	83
2027	84
2028	71
Total	398
Less: interest	(102)
Total lease liability	296
Lease liability - current	47
Lease liability - non-current	$ 249